Note 20 - Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
	2025	2024
	Warranties
At January 1	$59,686	$132,457
Additions	297,424	196,930
Utilizations	(8,060)	(66,087)
Reversals	(128,880)	(195,587)
Currency translation adjustments	(6,723)	(8,027)
At December 31	$213,447	$59,686

Schedule of detailed information about total provisions [text block]
	As of December 31,
	2025	2024
Current	$124,441	$37,673
Non-current	$89,006	$22,013